Condensed Consolidating Financial Statements - Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 35,007	$ 69,429	$ 199,158	$ 158,138	$ 85,835
Net cash provided by (used) in investing activities	(333,216)	(160,399)	(840,579)	(323,248)	(105,315)
Net cash provided by (used in) financing activities	357,101	9,966	714,612	256,539	20,224
Net increase in cash and cash equivalents	58,892	(81,004)	73,191	91,429	744
Cash and cash equivalents at beginning of period	167,088	93,897	93,897	2,468	1,724
Cash and cash equivalents at end of period	225,980	12,893	167,088	93,897	2,468
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	35,682	69,101	195,734	154,329	81,651
Net cash provided by (used) in investing activities	(332,807)	(160,344)	(838,177)	(320,203)	(101,042)
Net cash provided by (used in) financing activities	357,101	9,966	714,612	256,539	20,224
Net increase in cash and cash equivalents	59,976	(81,277)	72,169	90,665	833
Cash and cash equivalents at beginning of period	165,293	93,124	93,124	2,459	1,626
Cash and cash equivalents at end of period	225,269	11,847	165,293	93,124	2,459
Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(675)	328	3,425	3,808	4,184
Net cash provided by (used) in investing activities	(410)	(55)	(2,402)	(3,045)	(4,273)
Net cash provided by (used in) financing activities	0	0	0	0	0
Net increase in cash and cash equivalents	(1,085)	273	1,023	763	(89)
Cash and cash equivalents at beginning of period	1,795	772	772	9	98
Cash and cash equivalents at end of period	710	1,045	1,795	772	9
Non-Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	0	0	(1)	1	0
Net cash provided by (used) in investing activities	(7,529)	(67,063)	(103,915)	(25,858)	(3,719)
Net cash provided by (used in) financing activities	7,530	67,063	103,915	25,858	3,719
Net increase in cash and cash equivalents	1	0	(1)	1	0
Cash and cash equivalents at beginning of period	0	1	1	0	0
Cash and cash equivalents at end of period	1	1	0	1	0
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	0	0	0	0	0
Net cash provided by (used) in investing activities	7,530	67,063	103,915	25,858	3,719
Net cash provided by (used in) financing activities	(7,530)	(67,063)	(103,915)	(25,858)	(3,719)
Net increase in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of period	0	0	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0	$ 0	$ 0